Note 17 - Commitments and Contingencies - Remaining Minimum Annual Rental Payments (Details)	Dec. 31, 2019 USD ($)
Statement Line Items [Line Items]
Remaining minimum annual rental payments	$ 665,491
Not later than one year [member]
Statement Line Items [Line Items]
Remaining minimum annual rental payments	170,759
Later than one year [member]
Statement Line Items [Line Items]
Remaining minimum annual rental payments	$ 494,732